Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.04%
Australia: 1.77%
Ansell Ltd. (Health care, Health care equipment & supplies)	60,721	$1,380,120
Steadfast Group Ltd. (Financials, Insurance)	196,932	717,209
		2,097,329
Belgium: 0.45%
Barco NV (Information technology, Electronic equipment, instruments & components)	38,541	531,768
Canada: 2.70%
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	23,817	3,204,339
France: 2.85%
Alten SA (Information technology, IT services)	34,583	3,386,017
Germany: 3.36%
Bechtle AG (Information technology, IT services)	21,647	1,124,902
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	12,001	1,009,291
Krones AG (Industrials, Machinery)	5,412	871,172
TAG Immobilien AG (Real estate, Real estate management & development)	57,659	976,665
		3,982,030
Italy: 3.93%
Amplifon SpA (Health care, Health care providers & services)	49,689	800,435
Azimut Holding SpA (Financials, Capital markets)	10,407	438,173
De’ Longhi SpA (Consumer discretionary, Household durables)	15,255	672,669
Interpump Group SpA (Industrials, Machinery)	47,442	2,748,784
		4,660,061
Japan: 12.72%
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	34,720	778,486
DTS Corp. (Information technology, IT services)	273,900	2,226,455
Fuji Seal International, Inc. (Materials, Containers & packaging)	54,900	1,133,403
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	25,200	2,982,282
MEITEC Group Holdings, Inc. (Industrials, Professional services)	110,900	2,477,980
MISUMI Group, Inc. (Industrials, Machinery)	36,000	593,642
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	122,600	1,165,318
Orix JREIT, Inc. (Real estate, Office REITs)	2,182	1,460,682
Shizuoka Financial Group, Inc. (Financials, Banks)	71,900	1,169,839
Taikisha Ltd. (Industrials, Construction & engineering)	49,200	1,096,795
		15,084,882
Norway: 1.21%
Atea ASA (Information technology, IT services)	54,838	876,907
Elopak ASA (Materials, Containers & packaging)	107,991	561,793
		1,438,700
See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Spain: 1.93%
Viscofan SA (Consumer staples, Food products)	34,179	$2,284,993
Sweden: 1.25%
Asker Healthcare Group AB (Health care, Health care providers & services)†	13,020	109,729
Hexpol AB (Materials, Chemicals)	58,914	480,836
Loomis AB Class B (Industrials, Commercial services & supplies)	21,489	891,646
		1,482,211
Switzerland: 0.54%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	3,234	635,881
United Kingdom: 6.07%
Convatec Group PLC (Health care, Health care equipment & supplies)144A	281,625	886,332
Diploma PLC (Industrials, Trading companies & distributors)	10,158	739,464
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	406,740	1,013,501
Elementis PLC (Materials, Chemicals)	210,870	466,287
Gates Industrial Corp. PLC (Industrials, Machinery)†	38,983	897,389
Lancashire Holdings Ltd. (Financials, Insurance)	164,333	1,385,169
LondonMetric Property PLC (Real estate, Industrial REITs)	319,269	873,307
Nomad Foods Ltd. (Consumer staples, Food products)	73,976	939,495
Samarkand Group PLC (Consumer discretionary, Broadline retail)♦†	949,998	1
		7,200,945
United States: 58.26%
Addus HomeCare Corp. (Health care, Health care providers & services)†	12,265	1,269,182
Alamo Group, Inc. (Industrials, Machinery)	12,411	2,423,992
Amkor Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	19,444	939,729
Azenta, Inc. (Health care, Life sciences tools & services)†	20,958	814,847
AZZ, Inc. (Industrials, Building products)	14,546	1,807,922
Balchem Corp. (Materials, Chemicals)	347	59,049
Blackbaud, Inc. (Information technology, Software)†	23,553	1,264,796
BorgWarner, Inc. (Consumer discretionary, Automobile components)	12,602	597,461
Brady Corp. Class A (Industrials, Commercial services & supplies)	31,367	2,712,305
Cactus, Inc. Class A (Energy, Energy equipment & services)	34,391	1,933,806
Cadence Bank (Financials, Banks)	25,602	1,078,100
CBIZ, Inc. (Industrials, Professional services)†	15,982	628,892
CDW Corp. (Information technology, Electronic equipment, instruments & components)	13,091	1,654,572
Chemed Corp. (Health care, Health care providers & services)	3,513	1,500,543
CNO Financial Group, Inc. (Financials, Insurance)	36,306	1,526,667
CSW Industrials, Inc. (Industrials, Building products)	6,551	1,768,639
Essent Group Ltd. (Financials, Financial services)	23,438	1,474,719
Federal Signal Corp. (Industrials, Machinery)	14,457	1,562,657
Five Below, Inc. (Consumer discretionary, Specialty retail)†	2,875	550,965
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	9,299	655,487
Graphic Packaging Holding Co. (Materials, Containers & packaging)	82,755	1,212,361
Guardian Pharmacy Services, Inc. Class A (Health care, Health care providers & services)†	21,973	663,585
See accompanying notes to portfolio of investments
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
United States(continued)
Hanover Insurance Group, Inc. (Financials, Insurance)	15,079	$2,625,857
Innospec, Inc. (Materials, Chemicals)	35,857	2,930,234
J&J Snack Foods Corp. (Consumer staples, Food products)	20,966	1,991,770
Kadant, Inc. (Industrials, Machinery)	5,310	1,704,722
Mayville Engineering Co., Inc. (Industrials, Machinery)†	19,762	387,335
MSA Safety, Inc. (Industrials, Commercial services & supplies)	10,861	1,924,026
Okta, Inc. (Information technology, IT services)†	14,697	1,241,603
Old National Bancorp (Financials, Banks)	54,657	1,335,271
Pattern Group, Inc. Class A (Consumer discretionary, Broadline retail)†	59,907	827,915
Piper Sandler Cos. (Financials, Capital markets)	2,543	880,768
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	20,913	1,348,261
Primo Brands Corp. Class A (Consumer staples, Beverages)	45,806	867,566
Progress Software Corp. (Information technology, Software)†	12,139	496,728
PVH Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	9,454	589,551
Quaker Chemical Corp. (Materials, Chemicals)	12,733	1,957,571
Quanex Building Products Corp. (Industrials, Building products)	17,429	326,271
Revvity, Inc. (Health care, Life sciences tools & services)	8,173	889,222
RPM International, Inc. (Materials, Chemicals)	11,675	1,248,758
Sanmina Corp. (Information technology, Electronic equipment, instruments & components)†	11,043	1,564,572
Smartstop Self Storage REIT, Inc. (Real estate, Specialized REITs)	3,403	106,990
Somnigroup International, Inc. (Consumer discretionary, Household durables)	5,297	465,341
StandardAero, Inc. (Industrials, Aerospace & defense)†	46,418	1,433,852
Standex International Corp. (Industrials, Machinery)	3,774	905,760
Steven Madden Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	18,877	828,323
Terreno Realty Corp. (Real estate, Industrial REITs)	25,507	1,569,701
Toro Co. (Industrials, Machinery)	16,444	1,504,626
UFP Technologies, Inc. (Health care, Health care equipment & supplies)†	7,014	1,761,496
UMB Financial Corp. (Financials, Banks)	7,288	926,596
Voya Financial, Inc. (Financials, Financial services)	15,891	1,218,204
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	3,318	993,111
Webster Financial Corp. (Financials, Banks)	22,137	1,455,950
WESCO International, Inc. (Industrials, Trading companies & distributors)	4,099	1,186,374
Winmark Corp. (Consumer discretionary, Specialty retail)	3,341	1,505,755
		69,100,356
Total common stocks (Cost $91,480,420)		115,089,512

		Yield
Short-term investments: 2.62%
Investment companies: 2.62%
Allspring Government Money Market Fund Select Class♠∞		3.63%	3,102,665	3,102,665
Total short-term investments (Cost $3,102,665)				3,102,665
Total investments in securities (Cost $94,583,085)	99.66%			118,192,177
Other assets and liabilities, net	0.34			406,690
Total net assets	100.00%			$118,598,867

See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,866,652	$6,117,437	$(5,881,424)	$0	$0	$3,102,665	3,102,665	$26,148
See accompanying notes to portfolio of investments
4 | Allspring Special Global Small Cap Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2026, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 5

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$2,097,329	$0	$0	$2,097,329
Belgium	531,768	0	0	531,768
Canada	3,204,339	0	0	3,204,339
France	3,386,017	0	0	3,386,017
Germany	3,982,030	0	0	3,982,030
Italy	4,660,061	0	0	4,660,061
Japan	15,084,882	0	0	15,084,882
Norway	1,438,700	0	0	1,438,700
Spain	2,284,993	0	0	2,284,993
Sweden	1,482,211	0	0	1,482,211
Switzerland	635,881	0	0	635,881
United Kingdom	7,200,944	1	0	7,200,945
United States	69,100,356	0	0	69,100,356
Short-term investments
Investment companies	3,102,665	0	0	3,102,665
Total assets	$118,192,176	$1	$0	$118,192,177
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Global Small Cap Fund